Deposits	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deposits	Deposits

	2020	2019

Demands deposits (i)	44,536	70,190
Time deposits	2,977,214	4
Total	3,021,750	70,194
Current	2,524,651	70,194
Non-Current	497,099	—

(i)	Mainly related to contributions to be invested from clients of XP Vida e Previdência S.A.

Maturity 2020
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total
Demand deposits	44,536	—	—	—	—	—	44,536
Time deposits	67,501	1,185	57,781	191,886	2,161,762	497,099	2,977,214
Total	112,037	1,185	57,781	191,886	2,161,762	497,099	3,021,750

Maturity 2019
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 180 to 366 days	After 360 days	Total
Demand deposits	70,190	—	—	—	—	—	70,190
Time deposits	4	—	—	—	—	—	4
Total	70,194	—	—	—	—	—	70,194